LEASES - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 144,581	$ 90,010
Additions	34,532	79,082
Additions from business combinations (note 26.2)	3,624
Disposals		(575)
Depreciation (note 6)	(35,244)	(23,833)	$ (17,638)
Foreign currency translation	(182)	(103)
Ending balance	147,311	144,581	90,010
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	104,565	76,374
Additions	22,403	46,237
Additions from business combinations (note 26.2)	3,624
Disposals		(575)
Depreciation (note 6)	(21,800)	(17,368)
Foreign currency translation	(182)	(103)
Ending balance	108,610	104,565	76,374
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	22,104	9,486
Additions	320	14,972
Additions from business combinations (note 26.2)	0
Disposals		0
Depreciation (note 6)	(3,181)	(2,354)
Foreign currency translation	0	0
Ending balance	19,243	22,104	9,486
Computers
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	17,912	4,150
Additions	11,809	17,873
Additions from business combinations (note 26.2)	0
Disposals		0
Depreciation (note 6)	(10,263)	(4,111)
Foreign currency translation	0	0
Ending balance	$ 19,458	$ 17,912	$ 4,150